PROPERTY, PLANTS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Composition:

	December 31,
	2012	2013
Cost:
Computers and equipment	$31,771	$21,219
Motor vehicles	641	386
Buildings	3,051	3,281
Leasehold improvements	15,393	15,698

	50,856	40,584
Accumulated depreciation:
Computers and equipment	21,807	13,230
Motor vehicles	352	182
Buildings	1,683	1,904
Leasehold improvements	5,555	5,860

	29,397	21,176

Depreciated cost	$21,459	$19,408